Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21.    SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on May 1, 2023, and the Company has evaluated subsequent events through to the date of this Report. Other than those as disclosed in note 8 and that the Company has filed an application for listing in the United States on May 1, 2023, no subsequent events required disclosure in or adjustments to these consolidated financial statements.

21.    SUBSEQUENT EVENTS

These consolidated financial statements were approved by management and available for issuance on May 1, 2023 and the Company has evaluated subsequent events through to the date of this Report. Other than those as disclosed in note 8 and that the Company has filed an application for listing in the United States on May 1, 2023, no subsequent events required disclosure in or adjustments to these consolidated financial statements.